Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 43,284	$ 60,509
Items that may subsequently be reclassified to net income or loss:
Currency translation adjustment, net of tax of $nil	13,649	44,032
Share of other comprehensive income (loss) in associate	95	(2,324)
Items that will not subsequently be reclassified to net income or loss:
Change in fair value on equity investments designated as FVTOCI	(1,526)	12,551
Income tax effect	389
Other comprehensive income, net of taxes	12,607	54,259
Attributable to:
Equity holders of the Company	10,597	49,039
Non-controlling interests	2,010	5,220
Other comprehensive loss, net of taxes	12,607	54,259
Total comprehensive income	55,891	114,768
Attributable to:
Equity holders of the Company	41,231	95,415
Non-controlling interests	14,660	19,353
Total comprehensive income	$ 55,891	$ 114,768